Acquisitions/Dispositions - Schedule of Business Acquisitions by Acquisition, Contingent Consideration (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Balance of contingent earnout liability	$ 307		$ 514
Payment	(30)
Change in liability	(88)		(514)
Balance of contingent earnout liability	$ 193	$ 307